Retirement Benefits (Summary of Percentage Point Change in Assumed Heath Care Cost Trends) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Aggregate of service and interest components of net periodic cost (benefit)	$ 7	$ 7
Aggregate of service and interest components of net periodic cost (benefit)	(5)	(6)
Effect on accumulated postretirement benefit obligation	134	129
Effect on accumulated postretirement benefit obligation	(119)	(115)
Aggregate [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate of service and interest components of net periodic cost (benefit)	7	7	8
Aggregate of service and interest components of net periodic cost (benefit)	$ (5)	$ (6)	$ (6)